SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
Schedule of short-term investments:

Short-term investments included convertible bonds with maturities less than 1 year and consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Convertible bonds:
Shenzhen Snowball Technology Co., Ltd (“Snowball”) (a)	16,243	—
Guangzhou Joyrun Technology Co., Ltd (“Joyrun”) (b)	10,751	11,591
Abee Semi, Inc.("Abee") (c)	8,097	—
Others (d)	15,391	5,596
Total:	50,482	17,187
(a)

In June 2018, the Group invested RMB20,000 to acquire a convertible bond from Snowball. The convertible bond includes a 4.35% interest rate and has one-year maturity. As part of the agreement, the Group also received two years of free services related to the connection to the city transportation system for the Amazfit NFC products from Snowball. The fair value of the service is insignificant and is amortized over the service period. Unrealized gains of RMB443 arise from fair value change of the investment was reported in other comprehensive income during the year ended December 31, 2018. During the year ended December 31, 2019, the Group converted the bond to equity interests in Snowball and recognized the investment as an equity security without readily determinable fair value.

(b)

In September 2018, the Group invested RMB10,500 to acquire a convertible bond issued by Joyrun with a 8% interest rate and a one-year maturity. The investment was classified as an available-for-sale investment and measured at fair value. The Group recognized RMB251 and RMB840 unrealized holding gains in other comprehensive income from the fair value changes in the investment during the years ended December 31, 2018 and 2019.

(c)

In June 2016, the Group invested RMB6,937 to acquire a convertible bond from Abee. The convertible bond includes a 7% interest rate and has one year maturity. In June 2017, the Group agreed to extend the maturity date for one additional year. The investment was classified as an available-for-sale investment and measured at fair value. During the year ended December 31, 2019, the Group exchanged its convertible bond amounting to RMB8,019 and a previously issued short-term loan issued to Abee amounting to RMB9,957 for certain patents used to facilitate its new product development. The patents were recorded at fair value in the Group's consolidated balance sheet. The gain from this non-monetary exchange was immaterial.

(d)

The others represent several insignificant short-term investments in convertible bonds which are classified as available-for-sales investments and measured at fair value. The Group recognized RMB391 and RMB400 unrealized gains from these investments in 2018 and 2019.